Share capital - Additional Information (Details)	3 Months Ended				6 Months Ended
	Jun. 30, 2022 USD ($) shares	Mar. 31, 2022 USD ($) shares	Jun. 30, 2021 USD ($) shares	Mar. 31, 2021 USD ($) shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2022 CAD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2021 shares	Sep. 30, 2021 USD ($)	Jan. 01, 2021 shares	Dec. 31, 2020 shares
Disclosure of classes of share capital [line items]
Shares issued pursuant to exercise of warrants			$ 404,354	$ 16,801,135
Number of shares issued for stock option exercised | shares					27,077	27,077
Shares issued for stock option exercised	$ 48,550	$ 295,516	50,329	449,459
Net loss for the period	$ (20,296,746)	$ (17,831,537)	$ (11,447,385)	$ (180,664)	$ (38,128,283)		$ (11,628,049)
Weighted average number of common shares outstanding | shares	118,612,731		112,962,128		118,532,693	118,532,693	108,301,375
Shares issuance costs			$ 2,887
CAD$0.30 per share
Disclosure of classes of share capital [line items]
Number of shares issued for stock option exercised | shares					56,818	56,818
Share issued price | $ / shares						$ 0.30
Proceeds from issuing shares					$ 13,241	$ 17,045
CAD$0.80 per share
Disclosure of classes of share capital [line items]
Number of shares issued for stock option exercised | shares					56,818	56,818
Share issued price | $ / shares						$ 0.80
Proceeds from issuing shares					$ 35,309	$ 45,454
Investors [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares
Maximum aggregate offering price									$ 200,000,000
Stock options
Disclosure of classes of share capital [line items]
Maximum number of common shares reserved for issuance | shares					30,000,000	30,000,000
Stock options exercisable period					10 years	10 years
Stock Option Exercise Period Not Later Than Ninety Days					90 days	90 days
Weighted average share price, share options granted | $ / shares					$ 0.90		$ 2.65
Stock-based compensation expense	$ 1,299,059		1,453,594		$ 2,204,581		$ 2,649,540
Stock options | Share transaction
Disclosure of classes of share capital [line items]
Number of shares issued for stock option exercised | shares					25,000	25,000
Share issued price | $ / shares						$ 0.30
DSUs
Disclosure of classes of share capital [line items]
Stock-based compensation expense	109,620				$ 182,756
RSUs
Disclosure of classes of share capital [line items]
Shares issued for stock option exercised					38,682
Stock-based compensation expense	$ 249,378		$ 266,889		$ 453,123		$ 533,809
Share capital
Disclosure of classes of share capital [line items]
Number of shares issued | shares	118,725,132				118,725,132	118,725,132		117,338,964
Number of shares outstanding | shares	118,725,132	118,611,496	113,040,021	112,929,422	118,725,132	118,725,132	113,040,021	117,338,964		89,309,563	89,309,563
Shares issued pursuant to exercise of warrants			$ 404,354	$ 16,802,299
Number of shares issued for stock option exercised | shares	113,636	1,245,455	21,825	1,058,724
Shares issued for stock option exercised	$ 62,862	$ 346,206	$ 104,301	$ 727,253
Shares issued pursuant to exercise of warrants (in shares) | shares			88,774	2,195,640	1,245,455	1,245,455
Share issued price | $ / shares						$ 0.30
Proceeds from issuing shares					$ 297,564	$ 373,637
Shares issuance costs			$ 2,887